20. Impairment (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Impairment of assets		$ 27	$ 13,371	$ 20
Roncador [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Basin			Campos basin
Area			Post-Salt
Impairment of assets			$ (3,409)
Marlim sul [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Basin			Campos basin
Area			Post-Salt
Impairment of assets			$ (2,399)
North group [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Basin			Campos basin
Area			Post-Salt
Impairment of assets			$ (2,038)
Albacora leste [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Basin			Campos basin
Area			Post-Salt
Impairment of assets			$ (621)
Berbigao sururu group [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Basin			Santos basin
Area			Pre-Salt
Impairment of assets			$ (449)
CVIT group [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Basin			Espírito Santo basin
Area			Post-Salt
Impairment of assets			$ (319)
Mexilhao [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Basin			Santos basin
Area			Post-Salt
Impairment of assets			$ (207)
Parque das baleias group [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Basin			Santos basin
Area			Pre-Salt
Impairment of assets			$ (187)
Sapinhoa group [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Basin			Santos basin
Area			Pre-Salt
Impairment of assets			$ (144)
Papa terra [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Basin			Campos basin
Area			Post-Salt
Impairment of assets			$ (141)
Aracas [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Basin			Reconcavo basin
Area			Onshore and shallow-water
Impairment of assets			$ (123)
Carmopolis [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Basin			Sergipe basin
Area			Onshore and shallow-water
Impairment of assets			$ (120)
Urugua group [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Basin			Santos basin
Area			Post-Salt
Impairment of assets			$ (104)
Others [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Basin			Several
Area			Several
Impairment of assets			$ (1,537)